Fair Value Measurements - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 4,395	¥ 1,769
Transfers out of level 1	¥ 3,216	2,508
Minimum | Measurement Input, Mortality Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum guaranteed benefits variable annuity	0.004%
Minimum | Measurement Input, Lapse Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum guaranteed benefits variable annuity	1.00%
Minimum | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum guaranteed benefits variable annuity	(0.061%)
Maximum | Measurement Input, Mortality Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum guaranteed benefits variable annuity	44.865%
Maximum | Measurement Input, Lapse Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum guaranteed benefits variable annuity	7.50%
Maximum | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum guaranteed benefits variable annuity	1.433%
Electronics Products & Solutions | Smartphone Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 12,714	¥ 19,172	¥ 31,341
Electronics Products & Solutions | Smartphone Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	10.6	8.5	8.5
Electronics Products & Solutions | Smartphone Business Asset Group | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	(10)	(26)	(8)
Electronics Products & Solutions | Smartphone Business Asset Group | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	70	24	6
All Other | Storage Media Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		¥ 12,858
All Other | Storage Media Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements		8.9
All Other | Storage Media Business Asset Group | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements		(34)
All Other | Storage Media Business Asset Group | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements		21